Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share
Earnings Per Share

NOTE H. EARNINGS PER SHARE

The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2019	2018	2017
Weighted-average number of shares on which earnings per share calculations are based
Basic	887,235,105	912,048,072	932,828,295
Add—incremental shares under stock-based compensation plans	4,199,440	2,786,316	3,094,373
Add—incremental shares associated with contingently issuable shares	1,378,831	1,481,326	1,462,957
Assuming dilution	892,813,376	916,315,714	937,385,625
Income from continuing operations	$9,435	$8,723	$5,758
Income/(loss) from discontinued operations, net of tax	(4)	5	(5)
Net income on which basic earnings per share is calculated	$9,431	$8,728	$5,753
Income from continuing operations	$9,435	$8,723	$5,758
Net income applicable to contingently issuable shares	0	(6)	(2)
Income from continuing operations on which diluted earnings per share is calculated	$9,435	$8,718	$5,756
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(4)	5	(5)
Net income on which diluted earnings per share is calculated	$9,431	$8,722	$5,752
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$10.57	$9.51	$6.14
Discontinued operations	(0.01)	0.01	0.00
Total	$10.56	$9.52	$6.14
Basic
Continuing operations	$10.63	$9.56	$6.17
Discontinued operations	0.00	0.01	0.00
Total	$10.63	$9.57	$6.17

Weighted-average stock options to purchase 855,679 common shares in 2019, 576,776 common shares in 2018 and 209,294 common shares in 2017 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.